Note 15: Guarantees	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Note 15: Guarantees

Note 15: Guarantees

We extend a variety of financial guarantees to third parties. As of December 31, 2011 and 2010 the following financial guarantees were outstanding:

	2011		2010
(Dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
IAE's financing arrangements* (See Note 4)	$989	$20	$992	$12
Commercial aerospace financing arrangements (See Note 4)	323	30	336	12
Credit facilities and debt obligations - unconsolidated subsidiaries (expire 2012 to 2034)	239	3	225	3
Performance guarantees	33	-	40	-
Commercial customer financing arrangements	-	-	191	1

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* Represents IAE's gross obligation; at December 31, 2011 and 2010 our proportionate share of IAE's obligations was 33%.

We also have obligations arising from sales of certain businesses and assets, including from representations and warranties and related indemnities for environmental, health and safety, tax and employment matters. The maximum potential payment related to these obligations is not a specified amount as a number of the obligations do not contain financial caps. The carrying amount of liabilities related to these obligations was $138 million and $139 million at December 31, 2011 and 2010, respectively. For additional information regarding the environmental indemnifications, see Note 17 to the Consolidated Financial Statements.

We accrue for costs associated with guarantees when it is probable that a liability has been incurred and the amount can be reasonably estimated. The most likely cost to be incurred is accrued based on an evaluation of currently available facts, and where no amount within a range of estimates is more likely, the minimum is accrued. In accordance with the Guarantees Topic of FASB ASC, we record a liability for the fair value of such guarantees in the balance sheet.

We provide service and warranty policies on our products and extend performance and operating cost guarantees beyond our normal service and warranty policies on some of our products, particularly commercial aircraft engines. In addition, we incur discretionary costs to service our products in connection with specific product performance issues. Liabilities for performance and operating cost guarantees are based upon future product performance and durability, and are largely estimated based upon historical experience. Adjustments are made to accruals as claim data and historical experience warrant. The changes in the carrying amount of service and product warranties and product performance guarantees for the years ended December 31, 2011 and 2010 are as follows:

(Dollars in millions)	2011	2010
Balance as of January 1	$1,136	$1,072
Warranties and performance guarantees issued	475	440
Settlements made	(440)	(379)
Other	297	3
Balance as of December 31	$1,468	$1,136

For 2011, the increase reflected within “Other” in the above table primarily related to the finalization of purchase accounting associated with the December 2010 acquisition of Clipper